Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred tax assets:
Provision for credit losses	$ 1,455,081	$ 1,268,962
Depreciation and amortization	194,760	185,676
Net operating loss carryforward	2,477,328	2,496,584
Valuation allowance	(3,021,726)	(2,932,049)
Total deferred tax assets	1,105,443	1,019,173
Deferred tax liabilities:
Intangible assets arising from acquisitions	$ 1,992,457